Annual Total Returns- DWS ESG Liquidity Fund (Institutional Reserved Shares) [BarChart] - Institutional Reserved Shares - DWS ESG Liquidity Fund - Institutional Reserved Shares	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.18%	0.13%	0.10%	0.16%	0.58%	1.03%	2.13%	2.33%